[Missing Graphic Reference]	Douglas E. Scully Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203 925-6960 douglas.scully@prudential.com

May 1, 2017

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Prospectuses and Statements of Additional Information Filings Pursuant to Rule 497(j)

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectuses and Statements of Additional Information ("SAIs") included in the referenced Registration Statements below, the form of Prospectuses and SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Investment Company Act No. 811-5438	Investment Company Act No. 811-5438
333-96577	333-71834
333-71654	333-152411
333-71672	333-08853

Also, in accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus for XTra Credit Eight and Statements of Additional Information for XTra Credit Eight and Optimum XTra ("SAIs") included in the referenced Registration Statement below, the form of Prospectuses and SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Investment Company Act No. 811-5438	Investment Company Act No. 811-5438
333-150220

Very truly yours,

/s/Douglas E. Scully
Douglas E. Scully
Vice President,
Corporate Counsel